Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure Text Block [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]

Future minimum lease payments under our operating leases and reconciliation to the operating lease liability as of September 30, 2024, are as follows (in thousands):

Year Ending December 31,	Total
2024 (remainder)	$469
2025	1,179
2026	1,342
2027	1,046
2028	1,041
Total lease payments	5,077
Less: imputed interest	(1,112)
Present value of total lease payments	3,965
Less: current portion	(821)
Long-term lease liabilities	$3,144

Year Ending December 31,	Total
2024	$1,102
2025	1,161
2026	1,329
2027	1,046
2028	1,041
Total lease payments	5,679
Less: imputed interest	(1,267)
Present value of total lease payments	4,412
Less: current portion	(692)
Long-term lease liabilities	$3,720